Restatement for Correction of an Error (Details Narrative) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 176,595	$ 227,763	$ 149,975
Nexway [Member]
Goodwill		$ 74,400